INCOME TAXES (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current
Allowance for doubtful accounts		1,874	5,543
Deferred revenue		607	1,898
Accrued expense and payroll		27,121	39,266
Advertising expenses		629	479
Net operating loss carryforwards		834
Total deferred tax assets		31,065	47,186
Less: valuation allowance		(16,628)	(37,556)
Net deferred tax assets - current		14,437	9,630
Noncurrent
Net operating loss carryforwards		186,252	144,678
Intangible assets and property and equipment		3,385	4,695
Total deferred tax assets		189,637	149,373
Less: valuation allowance		(186,071)	(149,373)
Net deferred tax assets-non-current		3,566
Deferred tax liabilities
Intangible assets and property and equipment		(15,008)	(15,781)
Net deferred tax liabilities- non-current	$ (2,419)	(15,008)	(15,781)